Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	GRID DYNAMICS HOLDINGS, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001743725
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE